Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching percentage of eligible employee pre tax contributions	80.00%
Defined contribution plan, employer matching contribution, percent of match	7.50%
Defined contribution plan, employers matching contribution, vesting percentage after three years of service	100.00%
Defined contribution plan, employers matching contribution, service period	3 years
Defined contribution plan employers matching contribution	$ 16,317	$ 15,044	$ 14,204
Severance expense	2,839	983	1,079
Other Liabilities, life insurance benefit	1,164	1,105
Assets held by trust	0	0
Employee Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	$ 1,020	946	754
Aggregate amount of ordinary shares reserved for plan	250,000
Restricted Stock And Stock Appreciation Rights
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Stock-based compensation	$ 9,223	3,983	$ 9,820
Other liabilities, deferred compensation	18,243	13,983
Qualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	33,682	26,358
Nonqualified Deferred Compensation Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	$ 92,314	$ 64,738